Retirement Benefits (Benefit Assumptions) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	7.09%	7.57%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.41%	5.42%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2018	2018
Pension Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	3.62%	4.65%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.65%	3.50%
Expected long term return on assets, tax exempt accounts	7.50%	7.50%
Other Postretirement Benefits
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	2.24%	2.33%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	3.02%	2.68%
Expected long term return on assets, tax exempt accounts	7.00%	6.95%
Expected long term return on assets, taxable accounts	4.50%	4.42%